Investment Objectives and Goals - AB US Research Advanced ETF	Oct. 26, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY INFORMATION AB US Research Advanced ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term growth of capital.